Consolidated Balance Sheets $ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)		Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Current assets:
Cash and cash equivalents	$ 4,203		$ 5,742	$ 5,089
Accounts receivable, net	3,285		4,488	4,775
Prepaid expenses and other current assets, net	1,793		2,451	2,366
Deferred financing costs	261		356	356
Inventory	9,255		12,644	14,073
Total current assets	18,797		25,681	26,659
Financial instrument	370		506	245
Property, plant and equipment, net	2,970		4,058	6,672
Right-of-use assets, net	1,195		1,632	1,843
Other current assets, net	94		128
Deferred tax assets, net	54		74	74
Asset held for sale	2,222		3,035
Total non-current assets	6,905		9,433	8,834
TOTAL ASSETS	25,702		35,114	35,493
Current liabilities:
Bank loans - current	972		1,328	4,241
Lease payable - current	214		292	300
Accounts payable, accruals, and other current liabilities	1,228		1,678	2,085
Warranty liabilities	16		22	22
Income taxes payable	65		89	149
Contract liabilities	4,875		6,660	6,960
Total current liabilities	7,370		10,069	13,757
Bank loans – non-current	5,465		7,466	3,740
Lease payable – non-current	722		986	1,283
Deferred tax liabilities	73		100
Total non-current liabilities	6,260		8,552	5,023
TOTAL LIABILITIES	13,630		18,621	18,780
Commitments and contingencies
Shareholders’ equity
Ordinary shares US$ 0.003 par value per share; 33,333,333 authorized as of December 31, 2023 and 2024; 5,006,666 and 5,306,666 shares issued and outstanding as of December 31, 2023 and 2024*	16	[1]	21	20
Additional paid-in capital	11,351		15,508	15,686
Treasury shares (9,952 and 46,406 acquired as of December 31, 2023 and 2024)	(48)		(66)	(18)
Retained earnings	849		1,158	1,126
Accumulated other comprehensive income	(96)		(128)	(101)
Total shareholders’ equity	12,072		16,493	16,713
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 25,702		$ 35,114	$ 35,493

[1]	Giving retroactive effect to the reverse share split effected which are detailed in Note 15 to the consolidated financial statements